NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of net revenues
Net revenues are as follows:

	For the years ended December 31,
	2018	2017	2016
	(€ thousand)
Cars and spare parts	2,535,245	2,455,955	2,180,045
Engines	284,546	373,313	337,924
Sponsorship, commercial and brand	505,701	494,082	488,514
Other	94,829	93,540	98,601
Total net revenues	3,420,321	3,416,890	3,105,084